Fair Value - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 649,732
Ending balance	580,423	¥ 649,732
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	104,286
Ending balance	54,964	104,286
Measured at fair value on a recurring basis [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	368,856
Ending balance	322,007	368,856
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	17,877
Ending balance	103,595	17,877
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,206	5,610
Profit or loss	(42)	111
Other comprehensive income
Purchases
Sales		(222)
Exchange differences on translating foreign operations	275	(293)
Ending balance	5,439	5,206
Unrealized gains or losses included in profit or loss on assets	(42)	111
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	12,671	11,318
Profit or loss
Other comprehensive income	(3,824)	(323)
Purchases	89,651	1,833
Sales	(295)	(107)
Exchange differences on translating foreign operations	(47)	(50)
Ending balance	98,156	12,671
Unrealized gains or losses included in profit or loss on assets